Financial instruments risk, Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liquidity risk [Abstract]
Trade payables	$ 437,382	$ 437,005
Accounts payable and accrued expenses	503,874	470,068
Related parties	165,280	144,966
Leasing liabilities	287,075	409,875
Financial debt	$ 67,505	$ 122,707
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	51.00%	47.00%
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 437,382	$ 437,005
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	33,569	86,597
Financial debt	10,424	19,041
Total financial liabilities	481,375	542,643
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	503,874	470,068
Related parties	165,280	144,966
Leasing liabilities	35,360	34,781
Financial debt	24,606	38,065
Total financial liabilities	729,120	687,880
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	167,284	238,404
Financial debt	28,535	54,283
Total financial liabilities	195,819	292,687
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	0	0
Accounts payable and accrued expenses	0	0
Related parties	0	0
Leasing liabilities	50,862	50,093
Financial debt	3,940	11,318
Total financial liabilities	$ 54,802	$ 61,411